Trade Receivables - Group's trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 112,019	$ 82,525
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	113,175	83,044
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Expected credit loss allowance	$ (1,156)	$ (519)	$ (629)